Redeemable Shares (Details) ¥ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 09, 2023 shares	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Jun. 30, 2021 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 shares
Temporary Equity [Line Items]
Threshold period from dates of the agreements to complete overseas IPO				12 months
Compounded interest rate				8.00%
Number of shares					0		0
Fair value of the reclassified shares | ¥				¥ 2,131,572
Deemed dividend | ¥					¥ 446,419	¥ 2,211,330
Accretion in redemption value of redeemable shares | ¥					446,419	79,758
Class B
Temporary Equity [Line Items]
Option to re-designate to preferred shares on failure to complete overseas IPO with in the threshold period, shares				54,551,513
Number of shares reclassified from permanent to mezzanine equity	54,551,513	54,551,513	54,551,513	54,551,513
Share conversion ratio	1
Number of shares	54,551,513
Number of shares issued		10,125,118	10,125,118
Series D
Temporary Equity [Line Items]
Deemed dividend | ¥					¥ 446,419	¥ 79,758